LONG-TERM DEBT (Details 2) (CAD) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Carrying Value, Recourse Debt	329.1	303.8
Fair Value, Recourse Debt Fair Value	313.1	212.5